Organization (Details)	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Aug. 04, 2023	Feb. 15, 2022
Organization [Line Items]
Incorporation date	Jan. 20, 2017
HWN and JTM Electrical Contractors, Inc [Member]
Organization [Line Items]
Business owned, percentage	50.00%	50.00%		50.00%
Overwatch Cyberlab, Inc. [Member]
Organization [Line Items]
Business owned, percentage			80.00%
John Peterson [Member]
Organization [Line Items]
Business owned, percentage			20.00%